Equity (Details Textual) (USD $)	1 Months Ended	0 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 18, 2013	Nov. 04, 2013	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Sep. 30, 2014 Debtholders	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Accounts Payable [Member]	Dec. 31, 2013 Six Convertible Debt Holders [Member] Debtholders	Jun. 30, 2014 One Convertible Debt Holders [Member]	Dec. 31, 2013 One Convertible Debt Holders [Member] Debtholders	Mar. 31, 2014 Two Convertible Debt Holders [Member]	Dec. 31, 2013 Consultant Officers And Directors [Member]	Sep. 30, 2014 Series A Convertible Preferred Stock [Member]	Dec. 31, 2013 Series A Convertible Preferred Stock [Member]	Nov. 12, 2013 Consulting Services [Member]	Dec. 31, 2013 Pre Split [Member]	Aug. 15, 2013 Reverse Merger Acquisition [Member]
Equity [Textual]
Common stock, shares authorized			8,000,000,000			8,000,000,000		8,000,000,000	8,000,000,000
Common Stock, shares, Issued			981,345,686			981,345,686		126,970	30,000
Common stock, shares outstanding			981,345,686			981,345,686		126,970	30,000
Common stock voting rights						Each share of common stock shall have one (1) vote per share for all purpose.		Each share of common stock shall have one (1) vote per share for all purpose subject to the voting rights of the Company's preferred shares.
Stock issued for cash, Shares		2,762				2,283,333														75,000
Proceeds from stock issued for cash		$ 67,500				$ 43,000
Stock issued during period for consulting services, shares						116,523,601									11,872,817			875
Stock issued during period for consulting services						5,937,384		(1,448,411)										21,350
Consulting expense			(236,747)			(1,891,328)		(1,448,410)										21,350
Common stock issued for the conversion of debt, Shares			567,572,283								3,000	4,429,107	5,000	1,930,000
Common stock issued for the conversion of debt			504,997					210,362			177,662	46,337	32,700	87,572
Number of convertible debt holders						2					6		1
Debt conversion converted instrument, shares						573,931,390		8,000		233,379,633
Debt conversion converted instrument										158,742
Preferred stock, par value			$ 0.001			$ 0.001		$ 0.001
Preferred shares authorized			10,000,000			10,000,000		10,000,000
Preferred stock, shares issued			2,500			2,500		2,500												2,500
Preferred stock, shares outstanding			2,500			2,500		2,500
Collective voting right, Description																Series A Convertible Super-Voting Preferred Stock. Each of these preferred shares has a common stock conversion rate of 1/1000 of the total issued shares of the common stock of the Company at the time of conversion. Furthermore, these preferred shares will at all times prior to their total conversion have a collective voting right equal to 50.00% of the total outstanding voting power of the corporation.
These preferred shares has a common stock conversion rate of 1/1000 of the total issued shares of the common stock of the purchaser at the time of conversion. Furthermore, these preferred shares will at all times prior to their total conversion have a collective voting right equal to 50% of the total outstanding voting power of the company.

Stock issued during period for deferred financing cost, share					1,500,000	15,625,000
Stock issued during period for deferred financing cost					$ 11,500	$ 125,000
Common stock issuable under anti dilution provisions						2,129,523,186
Common stock share issued under anti-dilution provisions						1,684,399
Preferred stock voting rights						As a result of the issuance to the Chief Executive Officer of 2,500 shares of Series A Convertible Super-Voting Preferred Stock and his holdings of the Company's common stock, the Chief Executive Officer has voting control of the Company, with the voting power to elect the Company's Board of Directors
Reverse stock split	1 for 200
Stock issued in Connection with the cashless warrants						36,291,360
Number of warrants issued								297											59,325
Share price								$ 126											$ 0.63
Shares issued non-dilutable, Description		Shares issued are non-dilutable, up to 5% of the issued and outstanding capital stock of the Company.
Stock issued for cash non-dilutable, Shares								2,022
Stock cancelled								57,000